Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
16.	FAIR VALUE MEASUREMENTS

Assets and liabilities measured or disclosed at fair value

Following are descriptions of the valuation techniques and key inputs, and significant assumptions utilized for fair value measurements.

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Short term investments are carried at fair value based on observable market prices, when available. If observable market prices are not available, the Company determines fair value based using a market-based discount rate and considers recent market transactions, experience with similar securities, and current business conditions;

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Long-term available-for-sale debt securities are carried at fair value using the present value of the cash flows expected to be collected. The Company updates the estimated cash flow at each reporting period and considers all relevant available information, including past events, current conditions and reasonable and supportable forecasts;

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Cost method equity investments are investments in subordinated trust units where the underlying are automobile loans originated by a third-party financial institution. There is no active market for such investments. Additionally it is not practicable for the Company to estimate the fair value of these assets using an income based approach as key inputs to estimating current fair value of the asset (borrower credit worthiness, delinquency data, loan term, and interest rates) are proprietary information held by the third-party, and cannot be readily obtained by either the Company or third-party valuation specialists.

The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2017:

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:

Short-term investment	—	62,380,000	—	62,380,000

Long-term available-for-sale debt securities	—	—	49,468,402	49,468,402

The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2018:

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:

Short-term investment	—	265,869,717	—	265,869,717

Long-term available-for-sale debt securities	—	—	50,564,859	50,564,859

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:

Short-term investment	—	38,669,147	—	38,669,147

Long-term available-for-sale debt securities	—	—	7,354,354	7,354,354

The Company did not transfer any assets in or out of level 3 during the years ended December 31, 2017 and 2018.

The following table summarizes the fair value of the Company’s financial liabilities measured and recorded at amortized cost as of December 2017 and 2018.

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB

Liabilities:
Long-term debts
Trust borrowings	—	50,000,000	—	50,000,000
Securitization debts payable	—	141,444,141	—	141,444,141

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB

Liabilities:
Short-term debts
Short-term borrowings	—	660,000,000	—	660,000,000

Long-term debts
Long-term borrowings	—	19,202,803	—	19,202,803
Securitization debt payables	—	146,702,116	—	146,702,116
Factoring and subleasing debt payables	—	128,068,458	—	128,068,458
Co-financing debt payables	—	596,014,014	—	596,014,014
Trust borrowings	—	50,000,000	—	50,000,000

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Liabilities:
Short-term debts
Short-term borrowings	—	95,993,020	—	95,993,020

Long-term debts
Long-term borrowings	—	2,792,932	—	2,792,932
Securitization debt payables	—	21,336,938	—	21,336,938
Factoring and subleasing debt payables	—	18,626,785	—	18,626,785
Co-financing debt payables	—	86,686,643	—	86,686,643
Trust borrowings	—	7,272,197	—	7,272,197

The Company estimates the fair value of the available-for-sale debt securities using a discounted cash flow methodology. The significant unobservable input used in the fair value measurement is the discount rate applied in the valuation models. This input in isolation can cause significant increases or decreases in fair value. Specifically, when a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of available-for-sale debt securities; conversely a decrease in the discount rate can significantly increase the fair value of the available-for-sale debt securities. The discount rate is determined based on the market rates.

Significant Unobservable Inputs

Financial Assets	Unobservable	As of December 31, 2017 Weighted -Average	As of December 31, 2018 Weighted -Average
Available-for-sale debt securities	Discount rate	7.76%	6.35%

The following table presents a reconciliation of all financial assets measured at fair value on a recurring basis using unobservable inputs (level 3):

	As of December 31
	2017	2018
	RMB	RMB	US$
Balance at January 1	122,400,000	49,468,402	7,194,881
Additions during the period	155,000,000	—	—
Unrealized fair value (loss) included in other comprehensive income	(531,598)	1,096,457	159,473
Disposals during the period	(227,400,000)	—	—

Balance at December 31	49,468,402	50,564,859	7,354,354